2. Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of contract assets and liabilities

The following table depicts the composition of our contract assets and liabilities as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019

Animation contract assets	$393,448	$513,388
Web filtering contract assets	45,692	24,937
Other contract assets	7,337	7,337
Total contract assets	$446,477	$545,662

Animation contract liabilities	$137,120	$51,054
Web filtering contract liabilities	593,638	564,528
Other contract liabilities	11,500	11,500
Total contract liabilities	$742,258	$627,082

The following table depicts the composition of our contract assets and liabilities as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Animation contract assets	$513,388	$1,040,309
Web filtering contract assets	24,937	74,743
Other contract assets	7,337	8,441
Total contract assets	$545,662	$1,123,493

Animation contract liabilities	$51,054	$380,749
Web filtering contract liabilities	564,528	727,979
Other contract liabilities	11,500	11,500
Total contract liabilities	$627,082	$1,120,228

Schedule of financial assets and liabilities on a recurring basis

The following table summarizes the change in the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018.

Fair value, January 1, 2018	$429,000
Change in fair value	–
Fair value, December 31, 2018	$429,000
Change in fair value	(429,000)
Fair value, December 31, 2019	$–

Property and equipment useful lives

The estimated useful lives of property and equipment are as follows:

Computers, software, and office equipment	1 – 5 years
Machinery and equipment	3 – 5 years
Vehicles	5 years
Furniture and fixtures	5 – 10 years
Leasehold improvements	Lesser of the lease term or estimated useful life